Warrants	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Warrants [Abstract]
Warrants
11.	Warrants

Warrants to Purchase Series B-1 Preferred Stock or Subsequent Round Stock

In May 2020, Legacy Forge entered into a Note and Warrant Purchase Agreement with investors pursuant to which it issued certain convertible notes(the “2020 Convertible Notes”). In connection with the issuance of the 2020 Convertible Notes, the note holders entered into a Note and Warrant Purchase Agreement for the options to purchase shares based on coverage of 5% of the 2020 Convertible Notes principal amounts (the “May 2020 Warrants”). The note holders can purchase either (i) the Series B-1 preferred stock of Legacy Forge at Series B-1 price of $3.9760 or (ii) any subsequent round stock of Legacy Forge at the subsequent round price. The warrants have a five-year contractual life and may be exercised at any time during that period.

In October 2020, Legacy Forge entered into a Loan and Security Agreement (“2020 Loan and Security Agreement”) with another lending institution that provided for a term loan in the amount of $15,000. In October 2020, simultaneously with the 2020 Loan and Security Agreement, the lender entered into a Warrant to Purchase Shares of Preferred Stock Agreement with Legacy Forge for the options to purchase a coverage amount of $3,513 of shares (the “October 2020 Warrants”). The investors can purchase either the Series B-1 convertible preferred stock of Legacy Forge at Series B-1 price of $3.9760 or (ii) any subsequent round stock of Legacy Forge at the subsequent round price. The warrants have a ten-year contractual life and may be exercised at any time during that period.

Prior to the Merger, the May 2020 Warrants and October 2020 Warrants were classified as liabilities in Legacy Forge’s consolidated balance sheets. Legacy Forge remeasured the May 2020 Warrants and October 2020 Warrants at each balance sheet date to fair value (Note 4). Subsequent to the Merger, the May 2020 Warrants and October 2020 Warrants were converted to Legacy Forge’s common stock warrants. As a result, the May 2020 Warrants and October 2020 Warrants were adjusted to fair value prior to conversion, and then settled in additional paid-in capital as a result of the conversion to equity-classified common stock warrants. The Company recorded changes in fair value of the May 2020 Warrants and October 2020 Warrants of $106 and $123 in change in fair value of warrant liabilities in the Company’s condensed consolidated statements of operations and comprehensive (loss) income during the three months ended March 31, 2022 and 2021, respectively.

Warrants to Purchase Junior Preferred Stock

In November 2020, in connection with the SharesPost acquisition, Legacy Forge issued a total of 3,122,931 warrants (“Junior Preferred Warrants”) to purchase shares of Legacy Forge’s Junior Preferred Stock at an exercise price of $3.9760 per share, with a cap of extended value of $5,000. The Junior Preferred Warrants have a five-year contractual life and may be exercised at any time during that period.

Prior to the Merger, the warrants were classified as a liability in the condensed consolidated balance sheets. The Company remeasures the warrants at each balance sheet date using a hybrid method (Note 4). Subsequent to the Merger, the Junior Preferred Warrants were converted to the Company’s common stock warrants. As a result, the Junior Preferred Warrants were adjusted to fair value prior to conversion and remain classified as a liability, as the Company has an obligation to issue a variable number of shares of common stock for a fixed monetary amount of $5,000.

The Company recorded changes in fair value of the Junior Preferred Warrants that were converted to warrants to purchase common stock of $0 and $785 change in fair value of warrant liabilities in the Company’s condensed consolidated statements of operations and comprehensive (loss) income during the three months ended March 31, 2022 and 2021, respectively.

Public Warrants and Private Placement Warrants

As the accounting acquirer, Legacy Forge is deemed to have assumed warrants for Class A common stock that were held by Motive Capital Funds Sponsor, LLC (the “Sponsor”) at an exercise price of $11.50 (“Private Placement Warrants”), 13,800,000 Class A common stock warrants held by MOTV’s shareholders at an exercise price of $11.50 (“Public Warrants”), and 4,666,664 Public Warrants at an exercise price of $11.50 that were issued in connection with the A&R FPA that was consummated upon the Closing Date. In accordance with the warrant agreement, warrants will become exercisable on April 21, 2022, subject to other terms of the warrant agreement, including but not limited to, the Company having an effective registration statement under the Securities Act covering the shares of common stock issuable upon exercise of the warrants and a current prospectus relating to them is available. The warrants will expire in five years after the completion of the Business Combination, or earlier upon redemption or liquidation.

Subsequent to the Merger, the Private Placement Warrants and Public Warrants for shares of common stock meet liability classification requirements since the warrants may be required to be settled in cash under a tender offer. In addition, Private Placement Warrants are potentially subject to a different settlement amount as a result of being held by the Sponsor which precludes the Private Placement Warrants from being considered indexed to the entity’s own stock. Therefore, these warrants are classified as liabilities on the condensed consolidated balance sheets. As of March 31, 2022, no warrants have been exercised. As of March 31, 2022, the following warrants were outstanding (in thousands, except for share and per share amounts):

		Exercise Price
Warrant Type	Shares	per Share
Public	18,466,604	$11.50
Private	7,386,667	$11.50

11.Warrants

Warrants to Purchase Series B-1 Preferred Stock or Subsequent Round Stock

In May 2020, in connection with the issuance of 2020 Convertible Notes, the note holders entered into a Note and Warrant Purchase Agreement for the options to purchase shares based on coverage of 5% of the 2020 Convertible Notes principal amounts (“May 2020 Warrants”). The note holders can purchase either (i) the Series B-1 preferred stock of the Company at Series B-1 price of $12.4168 or (ii) any subsequent round stock of Company at the subsequent round price. The warrants have a five-year contractual life and may be exercised at any time during that period.

In October 2020, simultaneously with the 2020 Loan and Security Agreement, the lenders entered into a Warrant to Purchase Shares of Preferred Stock Agreement with the Company for the options to purchase a coverage amount of $1,125 of shares (“October 2020 Warrants”). The investors can purchase either the Series B-1 convertible preferred stock of the Company at Series B-1 price of $12.4168 or (ii) any subsequent round stock of Company at the subsequent round price. The warrants have a ten-year contractual life and may be exercised at any time during that period.

The May 2020 Warrants and October 2020 Warrants are classified as liabilities in the consolidated balance sheets. The Company remeasures the May 2020 Warrants and October 2020 Warrants at each balance sheet date using a hybrid method (Note 3). The Company recorded changes in fair value of the May 2020 Warrants and October 2020 Warrants of $2,592 and $48 in change in fair value of warrant liabilities in the Company’s consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively.

Warrants to Purchase Junior Preferred Stock

In November 2020, in connection with SharesPost acquisition, the Company issued a total of 1,000,000 warrants (“Junior Preferred Warrants”) to purchase shares of the Company’s Junior Preferred Stock at an exercise price of $12.4168 per share. The Junior Preferred Warrants have a five-year contractual life and may be exercised at any time during that period. In the event of the Company’s initial public offering (“IPO’), The Junior Preferred Warrants could settle in a variable number of shares up to a fixed monetary amount of $5 million prior to the IPO.

The warrants are classified as a liability in the consolidated balance sheets. The Company remeasures the warrants at each balance sheet date using a hybrid method (Note 3). The Company recorded changes in fair value of the Junior Preferred Warrants of $3,472 and $244 change in fair value of warrant liabilities in the Company’s consolidated statements of operations and comprehensive loss during the years ended December 31, 2021 and 2020, respectively.